Disclosure of Fair Value Measurement Assumptions for Finders’ Warrants (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
Notes and other explanatory information [abstract]
Average stock price of Finder's warrants	$ 0.08
Average exercise price of Finder's warrants	$ 0.08
Average risk-free interest rate of Finder's warrants	2.44%
Expected life of Finder's warrants (years)	1 year
Expected volatility of Finder's warrants	105.99%
Expected dividends of Finder's warrants	$ 0